Share capital - Summary of Authorized Share Capital (Detail) - Ordinary Shares - shares	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Reconciliation Of Authorised Share Capital [Line Items]
Number of shares	0	0
RPPL
Disclosure Of Reconciliation Of Authorised Share Capital [Line Items]
Number of shares			500,000,000